Risk Management (Details) - Schedule of use of EaR $ in Millions	12 Months Ended
Dec. 31, 2021 CLP ($)
Schedule of use of EaR [Abstract]
Maximum Earnings-at-Risk	$ 155,073
Minimum Earnings-at-Risk	102,504
Average Earnings-at-Risk	$ 119,551